7. Accrued Expenses	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Expenses

During the year-ended December 31, 2015 our management, with the assistance of our defense attorney, analyzed the merit and likelihood of an unfavorable outcome in the matter of Congoo, LLC v. HDIMAX Max Media, Inc. Civ. Action No. 3:15-cv-01423. Based on the facts and circumstances, we determined the likelihood of an unfavorable outcome to be remote. Correspondingly, we reversed the previously accrued obligation of $422,448, as presented in sales and marketing expense, in the accompanying statement of operations.